As filed with the U.S. Securities and Exchange Commission on September 24, 2021
Securities Act Registration No. 333-12745
Investment Company Act Reg. No. 811-07831

SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549
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FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 51 and/or	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 53 (Check appropriate box or boxes)	☒
___________________________________

                      FMI FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

                                                                                                       100 East Wisconsin Avenue, Suite 2200
                                       Milwaukee, Wisconsin                                      53202
                           (Address of Principal Executive Offices)                                                     (Zip Code)

                          (414)  226-4555
(Registrant’s Telephone Number, including Area Code)

John S. Brandser Fiduciary Management, Inc. 100 East Wisconsin Avenue, Suite 2200 Milwaukee, WI 53202 (Name and Address of Agent for Service)	Copy to: Peter D. Fetzer Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)
☒ on October 4, 2021 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
     ☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay, until October 4, 2021, the effectiveness of the Registrant’s Post-Effective Amendment No. 47 to its Registration Statement.  Post-Effective Amendment No. 47 to the Registration Statement of FMI Funds, Inc. (the “Company”) relates solely to the FMI Large Cap ETF.  Parts A, B and C of the Registrant’s Post-Effective Amendment No. 47, filed on May 5, 2021, are incorporated herein by reference.
The prospectus and statement of additional information for the existing series of the Company, the FMI Large Cap Fund, the FMI Common Stock Fund, the FMI International Fund, and the FMI International Fund II – Currency Unhedged, are not changed by the filing of this Post-Effective Amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 24th day of September, 2021.
FMI FUNDS, INC.
(Registrant)
By:         /s/ John S. Brandser
John S Brandser, President
Pursuant to the requirements of the Securities Act of 1933, as amended, this Amended Registration Statement has been signed below on September 24, 2021, by the following persons in the capacities indicated.

/s/ John S. Brandser John S. Brandser	President, Treasurer and Director
/s/ Robert C. Arzbaecher* Robert C. Arzbaecher	Director
/s/ Patrick J. English* Patrick J. English	Vice President, Secretary and Director
/s/ Rebecca W. House* Rebecca W. House	Director
/s/ Paul S. Shain* Paul S. Shain	Director
/s/ Robert J. Venable* Robert J. Venable	Director
/s/ Lawrence J. Burnett* Lawrence J. Burnett	Director
*John S. Brandser signs this document pursuant to Power of Attorney filed as an exhibit to Registrant’s Post-Effective Amendment No. 39 to its Registration Statement on January 29, 2019.